Loans, allowance for loan losses and credit quality - Allowance roll-forward (Details 2) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Allowance for loan losses
Balance at beginning of period	SFr 966	SFr 902	SFr 858	SFr 902	SFr 882
Net movements recognized in statements of operations	15	75	60	90	96
Gross write-offs	(112)	(29)	(42)	(141)	(120)
Recoveries	12	3	10	15	26
Net write-offs	(100)	(26)	(32)	(126)	(94)
Provisions for interest	10	11	7	21	15
Foreign currency translation impact and other adjustments, net	(9)	4	12	(5)	6
Balance at end of period	882	966	905	882	905
of which individually evaluated for impairment	576	649	646	576	646
of which collectively evaluated for impairment	306	317	259	306	259
Gross loans held at amortized cost
Gross loans held at amortized cost	281,951	278,744	272,969	281,951	272,969	SFr 273,723
of which individually evaluated for impairment	2,035	2,148	2,102	2,035	2,102
of which collectively evaluated for impairment	279,916	276,596	270,867	279,916	270,867
Loans held at amortized cost
Purchases	472	505	541	977	1,034
Reclassifications from loans held-for-sale	10	1	1	11	1
Reclassifications to loans held-for-sale	555	1,193	856	1,748	1,217
Sales	491	1,115	800	1,606	1,130
Corporate and institutional
Allowance for loan losses
Balance at beginning of period	785	715	654	715	662
Net movements recognized in statements of operations	5	63	44	68	76
Gross write-offs	(87)	(6)	(27)	(93)	(81)
Recoveries	10	2	8	12	21
Net write-offs	(77)	(4)	(19)	(81)	(60)
Provisions for interest	7	9	3	16	9
Foreign currency translation impact and other adjustments, net	(9)	2	10	(7)	5
Balance at end of period	711	785	692	711	692
of which individually evaluated for impairment	446	509	474	446	474
of which collectively evaluated for impairment	265	276	218	265	218
Gross loans held at amortized cost
Gross loans held at amortized cost	123,775	122,405	117,711	123,775	117,711	119,962
of which individually evaluated for impairment	1,387	1,477	1,469	1,387	1,469
of which collectively evaluated for impairment	122,388	120,928	116,242	122,388	116,242
Loans held at amortized cost
Purchases	472	505	541	977	1,034
Reclassifications from loans held-for-sale	10	1	1	11	1
Reclassifications to loans held-for-sale	555	1,193	855	1,748	1,216
Sales	491	1,115	799	1,606	1,129
Consumer
Allowance for loan losses
Balance at beginning of period	181	187	204	187	220
Net movements recognized in statements of operations	10	12	16	22	20
Gross write-offs	(25)	(23)	(15)	(48)	(39)
Recoveries	2	1	2	3	5
Net write-offs	(23)	(22)	(13)	(45)	(34)
Provisions for interest	3	2	4	5	6
Foreign currency translation impact and other adjustments, net	0	2	2	2	1
Balance at end of period	171	181	213	171	213
of which individually evaluated for impairment	130	140	172	130	172
of which collectively evaluated for impairment	41	41	41	41	41
Gross loans held at amortized cost
Gross loans held at amortized cost	158,176	156,339	155,258	158,176	155,258	153,761
of which individually evaluated for impairment	648	671	633	648	633
of which collectively evaluated for impairment	157,528	155,668	154,625	157,528	154,625
Loans held at amortized cost
Purchases	0	0	0	0	0
Reclassifications from loans held-for-sale	0	0	0	0	0
Reclassifications to loans held-for-sale	0	0	1	0	1
Sales	0	0	1	0	1
Bank
Allowance for loan losses
Balance at beginning of period		901		901	881
Net movements recognized in statements of operations				90	96
Gross write-offs				(141)	(120)
Recoveries				15	26
Net write-offs				(126)	(94)
Provisions for interest				21	15
Foreign currency translation impact and other adjustments, net				(5)	6
Balance at end of period	881		904	881	904
of which individually evaluated for impairment	575		645	575	645
of which collectively evaluated for impairment	306		259	306	259
Gross loans held at amortized cost
Gross loans held at amortized cost	288,434		278,486	288,434	278,486	279,016
of which individually evaluated for impairment	2,023		2,090	2,023	2,090
of which collectively evaluated for impairment	286,411		276,396	286,411	276,396
Loans held at amortized cost
Purchases				977	1,034
Reclassifications from loans held-for-sale				11	1
Reclassifications to loans held-for-sale				1,748	1,217
Sales				1,606	1,130
Bank | Corporate and institutional
Allowance for loan losses
Balance at beginning of period		714		714	661
Net movements recognized in statements of operations				68	76
Gross write-offs				(93)	(81)
Recoveries				12	21
Net write-offs				(81)	(60)
Provisions for interest				16	9
Foreign currency translation impact and other adjustments, net				(7)	5
Balance at end of period	710		691	710	691
of which individually evaluated for impairment	445		473	445	473
of which collectively evaluated for impairment	265		218	265	218
Gross loans held at amortized cost
Gross loans held at amortized cost	130,258		123,228	130,258	123,228	125,255
of which individually evaluated for impairment	1,375		1,457	1,375	1,457
of which collectively evaluated for impairment	128,883		121,771	128,883	121,771
Loans held at amortized cost
Purchases				977	1,034
Reclassifications from loans held-for-sale				11	1
Reclassifications to loans held-for-sale				1,748	1,216
Sales				1,606	1,129
Bank | Consumer
Allowance for loan losses
Balance at beginning of period		SFr 187		187	220
Net movements recognized in statements of operations				22	20
Gross write-offs				(48)	(39)
Recoveries				3	5
Net write-offs				(45)	(34)
Provisions for interest				5	6
Foreign currency translation impact and other adjustments, net				2	1
Balance at end of period	171		213	171	213
of which individually evaluated for impairment	130		172	130	172
of which collectively evaluated for impairment	41		41	41	41
Gross loans held at amortized cost
Gross loans held at amortized cost	158,176		155,258	158,176	155,258	SFr 153,761
of which individually evaluated for impairment	648		633	648	633
of which collectively evaluated for impairment	SFr 157,528		SFr 154,625	157,528	154,625
Loans held at amortized cost
Purchases				0	0
Reclassifications from loans held-for-sale				0	0
Reclassifications to loans held-for-sale				0	1
Sales				SFr 0	SFr 1